Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share

NOTE 3 – EARNINGS PER SHARE

Share-based payment awards that entitle holders to receive non-forfeitable dividends before vesting are considered participating securities and thus included in the calculation of basic earnings per share. These awards are included in the calculation of basic earnings per share under the two-class method. The two-class method allocates earnings for the period between common shareholders and other security holders. The participating awards receiving dividends will be allocated the same amount of income as if they were outstanding shares.

The following table presents the calculation of basic and diluted earnings per share for the years ended December 31, 2012, 2011, and 2010.

	For the Years Ended December 31,
(Dollars in thousands, except per share data)	2012	2011	2010

Income available to common shareholders	$76,395	$53,538	$48,826
Distributed and undistributed earnings to unvested restricted stock	(1,443)	(988)	(981)

Distributed and undistributed earnings to common shareholders - Basic	74,952	52,550	47,845
Undistributed earnings reallocated to unvested restricted stock	6	21	10

Distributed and undistributed earnings to common shareholders - Diluted	$74,958	$52,571	$47,855

Weighted average shares outstanding - Basic (1)	29,454,084	28,500,420	25,681,266
Weighted average shares outstanding - Diluted	28,957,696	28,141,300	25,394,120

Earnings per common share - Basic	$2.59	$1.88	$1.90

Earnings per common share - Diluted	$2.59	$1.87	$1.88
Earnings per unvested restricted stock share - Basic	$2.61	$2.04	$1.97
Earnings per unvested restricted stock share - Diluted	$2.60	$2.00	$1.95

(1)	Weighted average basic shares outstanding include 552,609, 484,361, and 498,692 shares of unvested restricted stock for the years ended December 31, 2012, 2011, and 2010, respectively.

Additional information on the Company’s basic earnings per common share is shown in the following table.

	For the Years Ended December 31,
(Dollars in thousands, except per share data)	2012	2011	2010

Distributed earnings to common shareholders	$39,349	$38,681	$35,772
Undistributed earnings to common shareholders	35,603	13,869	12,073

Total earnings to common shareholders	$74,952	$52,550	$47,845

Distributed earnings to unvested restricted stock	$758	$727	$733
Undistributed earnings to unvested restricted stock	685	261	248

Total earnings allocated to restricted stock	$1,443	$988	$981

Distributed earnings per common share	$1.36	$1.38	$1.42
Undistributed earnings per common share	1.23	.50	.48

Total earnings per common share - Basic	$2.59	$1.88	$1.90

Distributed earnings per unvested restricted stock share	$1.37	$1.50	$1.47
Undistributed earnings per unvested restricted stock share	1.24	0.54	0.50

Total earnings per unvested restricted stock share - Basic	$2.61	$2.04	$1.97

For the years ended December 31, 2012, 2011, and 2010, the calculations for basic shares outstanding exclude: (1) the weighted average shares owned by the Recognition and Retention Plan (“RRP”) of 612,097, 571,262 and 560,767, respectively, and (2) the weighted average shares in treasury stock of 1,964,825, 1,300,222, and 1,256,418, respectively.

The effect from the assumed exercise of 752,188, 542,716, and 477,665 stock options was not included in the computation of diluted earnings per share for years ended December 31, 2012, 2011, and 2010, respectively, because such amounts would have had an antidilutive effect on earnings per share.